Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (91,205)	$ (74,774)	$ (27,260)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Stock-based compensation	42,596	16,834	8,712
Depreciation	6,068	3,610	1,788
Amortization of discount on debt and interest income	(127)	694	651
Revaluation of warrant liabilities	727	(1,104)	5,621
Allowance for doubtful accounts	0	0	(346)
Changes in operating assets and liabilities
Accounts receivable	(20,734)	(15,469)	(6,533)
Inventory	(2,719)	(450)	(55)
Deferred cost of revenue	257	(154)	2,492
Prepaid expenses and other current assets	(320)	(4,878)	(1,017)
Other assets	(535)	(1,767)	(212)
Accounts payable	1,734	596	29
Accrued compensation	8,072	4,134	819
Accrued expenses	(889)	3,145	2,201
Customer deposits	290	(1,100)	(712)
Deferred revenue	53,844	25,455	17,003
Severance pay, net	170	164	23
Other liabilities	36	6,773	193
Net cash provided by (used in) operating activities	(2,735)	(38,291)	3,397
Cash flows from investing activities
Purchases of property and equipment	(4,517)	(22,006)	(2,757)
Purchases of marketable securities	(123,032)	(23,983)	0
Proceeds from maturities of marketable securities	0	12,000	0
Proceeds from sales of marketable securities	0	11,979	0
Change in restricted cash	(136)	(189)	(3,308)
Net cash used in investing activities	(127,685)	(22,199)	(6,065)
Cash flows from financing activities
Net borrowings of notes payable	0	29,977	0
Repayments of notes payable	(7,500)	(20,130)	(172)
Payment of accrued success fees	(350)	0	0
Net proceeds from issuance of redeemable convertible preferred stock	0	2,399	75,340
Proceeds from issuance of redeemable convertible preferred stock upon exercise of warrants	0	0	90
Proceeds from exercise of stock options	1,626	1,071	11,784
Repurchase of unvested common stock	0	0	(149)
Payments of deferred offering costs	(4,245)	(8)	0
Proceeds from initial public offering, net of underwriting discounts and commissions	124,233	0	0
Net cash provided by financing activities	113,764	13,309	86,893
Net change in cash and cash equivalents for period	(16,656)	(47,181)	84,225
Cash and cash equivalents at beginning of period	79,665	126,846	42,621
Cash and cash equivalents at end of period	63,009	79,665	126,846
Supplemental disclosure of cash flow information:
Cash paid for income taxes	1,634	1,012	310
Cash paid for interest	819	2,014	2,011
Noncash disclosure of investing and financing activities:
Change in liability for early exercise of stock options, net of vested portion	1,089	1,075	(2,203)
Costs related to issuance of redeemable convertible preferred stock in accrued expenses	0	0	1,542
Leasehold improvements paid by lessor	0	338	238
Purchases of property and equipment recorded in accounts payable and accrued expenses	448	547	107
Deferred offering costs included in accrued expenses	296	1,435	0
Unrealized loss on marketable securities	112	0	0
Conversion of preferred stock warrants to common stock warrants in connection with initial public offering	4,173	0	0
Cashless exercise of preferred stock warrants	$ 1,428	$ 0	$ 0